Payables for Business Combinations - Summary of Payables for Business Combinations (Detail) - BRL (R$) R$ in Thousands		7 Months Ended	12 Months Ended
	Mar. 11, 2021	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Begining balance
Acquisition			11,298
Payments of Warrants			(3,129)
Unwinding of the time value of money			509
Ending balance			8,678
Current liabilities			4,074
Non-current liabilities			4,604	0
Total			8,678
Konduto [member]
Disclosure of detailed information about business combination [line items]
Begining balance
Acquisition			10,020
Payments of Warrants			(3,129)
Unwinding of the time value of money			509
Ending balance			7,400
Non-current liabilities			4,268
Total			7,400
Accordo Certo [member]
Disclosure of detailed information about business combination [line items]
Begining balance
Acquisition			1,278
Ending balance			1,278
Non-current liabilities			336
Total			1,278
Boa Vista Servicos S.A [member]
Disclosure of detailed information about business combination [line items]
Begining balance		81,559	81,559	58,658	R$ 141,134
Acquisition					1,192
Consideration transferred					(720)
Payments of Warrants		(84,780)
Remeasurement of fair value				21,683	(83,418)
Unwinding of the time value of money		8,696		1,218	470
Reclassification of warrants		6,258			(35,651)
Ending balance		11,733		81,559	58,658
Current liabilities		7,538
Non-current liabilities		4,195		3,313
Total		11,733		81,559	58,658
Boa Vista Servicos S.A [member] | Konduto [member]
Disclosure of detailed information about business combination [line items]
Begining balance		2,880	2,880	1,662	0
Acquisition					1,192
Unwinding of the time value of money		882		1,218	470
Reclassification of warrants	R$ (35,651)	6,258
Ending balance		10,020		2,880	1,662
Non-current liabilities		3,759
Total		10,020		2,880	1,662
Boa Vista Servicos S.A [member] | Accordo Certo [member]
Disclosure of detailed information about business combination [line items]
Begining balance		78,679	R$ 78,679	56,996	141,134
Consideration transferred					(720)
Payments of Warrants		(84,780)
Remeasurement of fair value				21,683	(83,418)
Unwinding of the time value of money		7,814			0
Ending balance		1,713		78,679	56,996
Non-current liabilities		436
Total		R$ 1,713		R$ 78,679	R$ 56,996